Retirement Benefit and Other Post-retirement Obligations - Summary of of Quoted and Non Quoted Market Price (Detail)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	85.00%	82.00%
No quoted market price	15.00%	18.00%
Insurance [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	35.00%	42.00%
No quoted market price	0.00%	0.00%
Fixed-interest securities [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	9.00%	6.00%
No quoted market price	0.00%	0.00%
Property [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	0.00%	0.00%
No quoted market price	5.00%	5.00%
Pooled asset investment funds [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	30.00%	34.00%
No quoted market price	0.00%	0.00%
Other [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	0.00%	0.00%
No quoted market price	9.00%	11.00%
Equities [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	11.00%	0.00%
No quoted market price	1.00%	2.00%